Stockholders’ Equity and Redeemable Preferred Stock - Schedule of Warrants Outstanding and Exercisable (Details) - Warrant [Member] - USD ($)			9 Months Ended	12 Months Ended
	Jan. 01, 2023	Dec. 31, 2022	Sep. 30, 2024	Dec. 31, 2023
Schedule of Warrants Outstanding and Exercisable [Line Items]
Number of Warrants, Outstanding and Exercisable at beginning			9,531,242
Weighted Average Exercise Price, Outstanding and Exercisable at beginning			$ 39.44
Weighted Average Remaining Life In Years, Outstanding and Exercisable at beginning
Aggregate Intrinsic Value, Outstanding and Exercisable at beginning	3 years 7 months 6 days	3 years 7 months 6 days	3 years 8 months 19 days	3 years 8 months 19 days
Number of Warrants, Issued in August 2024 Offering			37,921,212
Weighted Average Exercise Price, Issued in August 2024 Offering			$ 0.24
Weighted Average Remaining Life In Years, Issued in August 2024 Offering			4 years 2 months 15 days
Aggregate Intrinsic Value, Issued in August 2024 Offering
Number of Warrants, Issued prefunded warrants			8,220,084
Weighted Average Exercise Price, Issued prefunded warrants
Weighted Average Remaining Life In Years, Issued prefunded warrants
Aggregate Intrinsic Value, Issued prefunded warrants
Number of Warrants, Exercise of prefunded warrants			(8,220,084)
Weighted Average Exercise Price, Exercise of prefunded warrants
Weighted Average Remaining Life In Years, Exercise of prefunded warrants
Aggregate Intrinsic Value, Exercise of prefunded warrants
Number of Warrants, Expired warrants			(246,952)
Weighted Average Exercise Price, Expired warrants			$ 305
Weighted Average Remaining Life In Years, Expired warrants
Aggregate Intrinsic Value, Expired warrants
Number of Warrants, Outstanding and Exercisable at Ending			47,205,502	9,531,242
Weighted Average Exercise Price, Outstanding and Exercisable at Ending			$ 6.7	$ 39.44
Weighted Average Remaining Life In Years, Outstanding and Exercisable at Ending
Aggregate Intrinsic Value, Outstanding and Exercisable at Ending			3 years 11 months 19 days